Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of shares
Ordinary shares in issue (’000) (in shares)			2,830,567	2,830,567	2,830,370
Adjustment for weighting of ordinary shares in issue (’000) (in shares)			0	(39)	(4,285)
Weighted average number of shares (’000) (in shares)			2,830,567	2,830,528	2,826,085
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million)			R (7,297)	R (37,772)	R 18,396
Basic EPS (in ZAR cents per share)			R (2.58)	R (13.34)	R 6.51
Potential ordinary shares (’000) (in shares)			0	39	4,696
Diluted weighted average number of shares (’000)(in shares)			2,830,567	2,830,567	2,830,781
Diluted basic EPS (in ZAR cents per share)			R (2.58)	R (13.34)	R 6.50
Gain on disposal of property, plant and equipment			R (55)	R (105)	R (162)
Gains on disposals of property plant and equipment, net of tax			(38)	(79)	(128)
Impairment loss (reversal of impairment loss)			9,173	47,454	(6)
Impairments (reversal of impairments), net of tax			9,098	41,106	(4)
Profit on sale of Lonmin Canada			0	0	(145)
Impairment recognised by equity-accounted investee, net of tax			19	1,384	(145)
Compensation for losses incurred			(875)	0	0
Foreign exchange movement recycled through profit or loss			55	(1,663)
Foreign exchange movement recycled through profit or loss, net of tax			55	(1,663)
Re-measurement items, attributable to NCI			0	4	9
Gain on acquisition		R 0	0	(898)	0
Gain on acquisition, net of tax				(898)
Gain on remeasurement of previous interest in Kroondal	R 0		0	(298)	0
Gain on remeasurement of previous interest in Kroondal, net of tax				(298)
Loss on deconsolidation of subsidiaries			0	0	308
Loss on deconsolidation of subsidiaries, net of tax					308
Foreign exchange movement recycled through profit or loss					(14)
Derecognition of property, plant and equipment in Marathon project, net of tax					(14)
Headline earnings			R 1,817	R 1,784	R 18,422
Headline EPS (cents) (in ZAR per share)			R 0.64	R 0.63	R 6.52
Diluted headline EPS (cents) (in ZAR per share)			R 0.64	R 0.63	R 6.51
Australia
Weighted average number of shares
Compensation for losses incurred			R (26)	R 0	R 0
Compensation for losses incurred, net of tax			R (20)